Revenue - Schedule of Revenue Remaining Performance Obligation (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Current	$ 128,653	$ 114,284	$ 82,291
Noncurrent	78,900	58,250	40,475
Total	$ 207,553	$ 172,534	$ 122,766